UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		January 15, 2004
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		72

Form 13F Information Table Value Total:		97,998 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER		   TITLE OF   CUSIP	  VALUE	 SHARES  INV.	OTHER		VOTING AUTH
					CLASS			  X1000		   DISC	MGR				NONE

ABM Industries, Inc.            cs  00163T109       453       26000  sole    n/a            n/a         26000
Abbott Labs                     cs   002824100      373       8,000  sole    n/a            n/a         8,000
Automatic Data Proc             cs   053015103    2,830      71,450  sole    n/a            n/a        71,450
Ameren Corp.                    cs   023608102      520      11,300  sole    n/a            n/a        11,300
American Int.                   cs   026874107      353       5,333  sole    n/a            n/a         5,333
Allied Cap Corp                 cs   01903Q108      445      15,950  sole    n/a            n/a        15,950
American Express                cs   025816109    1,584      32,850  sole    n/a            n/a        32,850
Bank America                    cs   060505104    3,187      39,625  sole    n/a            n/a        39,625
Bell South Corp                 cs   079860102      254       8,978  sole    n/a            n/a         8,978
Bristol Myers                   cs   110122108    2,274      79,516  sole    n/a            n/a        79,516
BP PLC ADR                      cs   055622104      200       4,062  sole    n/a            n/a         4,062
BRE Properties                  oa   05564E106    3,606     107,967  sole    n/a            n/a       107,967
Citigroup                       cs   172967101    3,490      71,900  sole    n/a            n/a        71,900
Conagra Corp                    cs   205887102      937      35,500  sole    n/a            n/a        35,500
Crescent Real Est Eq            oa   225756105      603      35,225  sole    n/a            n/a        35,225
Mack Cali Realty                oa   554489104      637      15,300  sole    n/a            n/a        15,300
Calpine Corp                    cs   131347106    1,299     270,050  sole    n/a            n/a       270,050
Chevron Texaco                  cs   166764100    3,374      39,056  sole    n/a            n/a        39,056
DQE Corp                        cs   23329J104      470      25,650  sole    n/a            n/a        25,650
Consolidated Edison             cs   209115104      856      19,900  sole    n/a            n/a        19,900
Electronic Data Sys             cs   285661104    2,874     117,100  sole    n/a            n/a       117,100
Emerson Electric                cs   291011104    3,034      46,850  sole    n/a            n/a        46,850
Felcor Lodging Trust            oa   31430F101    1,776     160,300  sole    n/a            n/a       160,300
First Data Corp                 cs   319963104    3,026      73,650  sole    n/a            n/a        73,650
Fannie Mae                      cs   313586109    2,297      30,600  sole    n/a            n/a        30,600
Great Bay Bancorp               cs   391648102      225       7,900  sole    n/a            n/a         7,900
General Electric                cs   369604103    3,320     107,159  sole    n/a            n/a       107,159
Citigroup Inc Wts               sw   172967127       86      80,797  sole    n/a            n/a        80,797
Healthcare Prop Inv             oa   421915109      201       3,962  sole    n/a            n/a         3,962
Hawaiian Elec                   cs   419870100      855      18,056  sole    n/a            n/a        18,056
Hewlett-Packard Co              cs   428236103    3,020     131,462  sole    n/a            n/a       131,462
Harsco Corp                     cs   415864107      287       6,558  sole    n/a            n/a         6,558
Intel                           cs   458140100    2,599      80,709  sole    n/a            n/a        80,709
Johnson and Johnson             cs   478160104      580      11,234  sole    n/a            n/a        11,234
JP Morgan Chase                 cs   46625H100      232       6,322  sole    n/a            n/a         6,322
Keycorp Inc                     cs   493267108      579      19,750  sole    n/a            n/a        19,750
Kinder Morgan, Inc.             cs   49455P101    5,719      96,764  sole    n/a            n/a        96,764
Kinder Morgan Energy            oa   494550106    3,475      70,520  sole    n/a            n/a        70,520
Coca-Cola Co.                   cs   191216100    2,783      54,834  sole    n/a            n/a        54,834
Keyspan                         cs   49337W100    1,189      32,300  sole    n/a            n/a        32,300
Alliant Energy Corp.            cs   018802108      560      22,500  sole    n/a            n/a        22,500
Liberty Property Tr             oa   531172104      871      22,400  sole    n/a            n/a        22,400
Herman Miller Inc               cs   600544100      262      10,800  sole    n/a            n/a        10,800
Altria Group Inc                cs   718154107    1,619      29,745  sole    n/a            n/a        29,745
Merck                           cs   589331107    1,229      26,593  sole    n/a            n/a        26,593
Nisource                        cs   65473P105      442      20,150  sole    n/a            n/a        20,150
New Plan Realty                 oa   648053106      553      22,400  sole    n/a            n/a        22,400
O G E Energy Cp Hldg            cs   670837103      449      18,550  sole    n/a            n/a        18,550
Pub Svc Enterprise              cs   744573106      385       8,800  sole    n/a            n/a         8,800
Pfizer                          cs   717081103      660      18,669  sole    n/a            n/a        18,669
Peoples Energy Corp.            cs   711030106      700      16,645  sole    n/a            n/a        16,645
Post Properties                 oa   737464107      383      13,700  sole    n/a            n/a        13,700
Puget Energy                    cs   745310102      299      12,572  sole    n/a            n/a        12,572
Quaker Fabric                   cs   747399103      415      43,700  sole    n/a            n/a        43,700
Sherwin Williams Co             cs   824348106      466      13,400  sole    n/a            n/a        13,400
Sara Lee                        cs   803111103      420      19,368  sole    n/a            n/a        19,368
Solectron Corp.                 cs   834182107      718     121,520  sole    n/a            n/a       121,520
Southern Co.                    cs   842587107      544      17,975  sole    n/a            n/a        17,975
Smurfit Stone Cont.             cs   832727101    2,443     131,568  sole    n/a            n/a       131,568
Teco Energy Inc                 cs   872375100      576      39,950  sole    n/a            n/a        39,950
Textron                         cs   883203101      528       9,250  sole    n/a            n/a         9,250
Tyco                            cs   902124106    2,493      94,070  sole    n/a            n/a        94,070
Utd. Dominion                   oa   910197102    2,802     145,925  sole    n/a            n/a       145,925
US Bancorp                      cs   902973304      727      24,398  sole    n/a            n/a        24,398
Verizon                         cs   92343V104      422      12,028  sole    n/a            n/a        12,028
Walgreen                        cs   931422109      565      15,518  sole    n/a            n/a        15,518
Wells Fargo                     cs   949746101      736      12,500  sole    n/a            n/a        12,500
Washington Mutual               cs   939322103    3,456      86,150  sole    n/a            n/a        86,150
Williams Companies              cs   969457100      480      48,865  sole    n/a            n/a        48,865
Waste Management                cs   94106L109    5,017     169,507  sole    n/a            n/a       169,507
Wyeth                           cs   983024100      250       5,890  sole    n/a            n/a         5,890
Exxon Mobil Corp.               cs   30231G102      626      15,276  sole    n/a            n/a        15,276






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